Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	May 06, 2014
Supplement [Text Block]	tvt1_SupplementTextBlock
TRANSPARENT VALUE TRUST

Transparent Value Directional Allocation VI Portfolio, a series of Transparent Value Trust.

SUPPLEMENT DATED FEBRUARY 27, 2015
TO THE PROSPECTUS DATED MAY 6, 2014

Effective March 20, 2015, the Transparent Value Directional Allocation IndexSM (the "Index") will allocate its holdings among the stocks in the three 100-component the Transparent Value Directional Series Indexes– the Transparent Value Large–Cap Aggressive IndexSM, the Transparent Value Large-Cap Market IndexSM and the Transparent Value Large-Cap Defensive IndexSM.  Currently, the Index allocates its holdings among the stocks in the three 50-component Transparent Value Directional Series Indexes – the Transparent Value Large-Cap 50 Market IndexSM, the Transparent Value Large-Cap 50 Aggressive IndexSM, and the Transparent Value Large-Cap 50 Defensive IndexSM. The only difference between the underlying 50- and 100-component indexes is the component count.

In connection with this change, effective as of the close of business on March 20, 2015, the seventh sentence in the first paragraph of the section entitled "Principal Investment Strategies" on page 2 of the Prospectus will be deleted and replaced with the following information:

The Index aims to allocate its holdings among the stocks in the three Transparent Value Directional Series Indexes (the "Directional Series Indexes") - the Transparent Value Large-Cap Market IndexSM (with components that have betas close to one), the Transparent Value Large-Cap Aggressive IndexSM (with components that have betas higher than one) and the Transparent Value Large-Cap Defensive IndexSM (with components that have betas lower than one) - and cash.
Transparent Value Directional Allocation VI Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt1_SupplementTextBlock
TRANSPARENT VALUE TRUST

Transparent Value Directional Allocation VI Portfolio, a series of Transparent Value Trust.

SUPPLEMENT DATED FEBRUARY 27, 2015
TO THE PROSPECTUS DATED MAY 6, 2014

Effective March 20, 2015, the Transparent Value Directional Allocation IndexSM (the "Index") will allocate its holdings among the stocks in the three 100-component the Transparent Value Directional Series Indexes– the Transparent Value Large–Cap Aggressive IndexSM, the Transparent Value Large-Cap Market IndexSM and the Transparent Value Large-Cap Defensive IndexSM.  Currently, the Index allocates its holdings among the stocks in the three 50-component Transparent Value Directional Series Indexes – the Transparent Value Large-Cap 50 Market IndexSM, the Transparent Value Large-Cap 50 Aggressive IndexSM, and the Transparent Value Large-Cap 50 Defensive IndexSM. The only difference between the underlying 50- and 100-component indexes is the component count.

In connection with this change, effective as of the close of business on March 20, 2015, the seventh sentence in the first paragraph of the section entitled "Principal Investment Strategies" on page 2 of the Prospectus will be deleted and replaced with the following information:

The Index aims to allocate its holdings among the stocks in the three Transparent Value Directional Series Indexes (the "Directional Series Indexes") - the Transparent Value Large-Cap Market IndexSM (with components that have betas close to one), the Transparent Value Large-Cap Aggressive IndexSM (with components that have betas higher than one) and the Transparent Value Large-Cap Defensive IndexSM (with components that have betas lower than one) - and cash.